SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash and Cash Equivalents (Details) - Learn CW Investment Corporation - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash	$ 205,454	$ 116,234	$ 748,857
Cash equivalents	$ 0	$ 0	$ 0